Condensed Consolidated Interim Cash Flow Statements - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Operating activities
Net profit / (loss) for the period	€ (98,119)	€ (89,722)
Reversal of finance income	(20,532)	(453)
Reversal of finance expenses	53	10,765
Reversal of tax charge	(306)	(291)
Adjustments for:
Share-based payment	12,787	6,923
Depreciation and amortization	631	537
Changes in working capital:
Deposits	(948)	(15)
Trade receivables	167	(157)
Other receivables	(1,340)	32
Prepayments	(5,482)	(5,243)
Trade payables and other payables	7,237	6,554
Cash flows generated from / (used in) operations	(105,852)	(71,070)
Finance income received	3,065	453
Finance expenses paid	(53)	(80)
Income taxes received / (paid)	(400)	(245)
Cash flows from / (used in) operating activities	(103,240)	(70,942)
Investing activities
Acquisition of property, plant and equipment	(1,587)	(706)
Cash flows from / (used in) investing activities	(1,587)	(706)
Financing activities
Capital increase	215,460	115,505
Cost of capital increase	(13,118)	(7,210)
Cash flows from / (used in) financing activities	202,342	108,295
Increase / (decrease) in cash and cash equivalents	97,515	36,647
Cash and cash equivalents at January 1	195,351	180,329
Effect of exchange rate changes on balances held in foreign currencies	17,467	(10,684)
Cash and cash equivalents at September 30	310,333	206,292
Restricted cash included in cash and cash equivalents	€ 5,507	€ 0